Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	£ 0	£ 94
Fair value	[1]	0	94
Maximum exposure to loss	[1]	0	94
Gain (loss) from continuing involvement for the year ended		0	1
Gain (loss) from continuing involvement, cumulative		0	1
CLO and other assets [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]		0
Fair value	[1]		0
Maximum exposure to loss	[1]		0
Gain (loss) from continuing involvement for the year ended		0
Gain (loss) from continuing involvement, cumulative		0
Commercial mortgage backed security [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	189	135
Fair value	[1]	188	135
Maximum exposure to loss	[1]	189	135
Gain (loss) from continuing involvement for the year ended		1	2
Gain (loss) from continuing involvement, cumulative		£ 4	£ 3

[1]	Assets which represent the Barclays Bank Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost .